Income taxes	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Income taxes
9.	Income taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2024	2023

Current tax expense	(1 724)	(1 554)
Deferred tax (expense)/income	177	362
Total income tax expense in the income statement	(1 546)	(1 192)
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2024	2023

Profit/(loss) before tax	4 782	3 847
Deduct share of results of associates	137	105
Deduct exceptional share of results of associates	104	-
Profit before tax and before share of results of associates	4 541	3 741

Adjustments to the tax basis
Government incentives	(223)	(346)
Non-deductible/(non-taxable) mark-to-market on derivatives	507	703
Other expenses not deductible for tax purposes	807	775
Other non-taxable income	(368)	(291)
Adjusted tax basis	5 265	4 582

Aggregate weighted nominal tax rate	26.2%	26.9%

Tax at aggregated nominal tax rate	(1 382)	(1 235)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(165)	(98)
(Underprovided)/overprovided in prior years	(160)	(56)
Deductions from interest on equity	102	323
Deductions from goodwill and other tax deductions	367	168
Withholding taxes	(207)	(205)
Other tax adjustments	(102)	(90)

Total tax expense	(1 546)	(1 192)

Effective tax rate	34.1%	31.9%
The total income tax expense for the
six-month
period ended 30 June 2024 amounts to
1 546
m US dollar compared to
1 192
m US dollar for the
six-month
period ended 30 June 2023. The effective tax rate for the
six-month
period ended 30 June 2024 is
34.1
% compared to 31.9% for the
six-month
period ended 30 June 2023.
The 2024 and 2023 effective tax rates were negatively impacted by non-deductible
losses from derivatives related to hedging of share-based payment programs and hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB. Furthermore, the 2024 effective tax rate includes (133)m US dollar exceptional tax expense, reflecting mainly the net impact of a (240)m US dollar (4.5 billion South African rand) resolution of South African tax matters and the release of tax provisions - please refer to Note 7
Exceptional items
.
Effective 1 January 2024, the company and its subsidiaries are within the scope of the OECD Pillar Two model rules following the adoption by Belgium, the jurisdiction in which the parent entity is incorporated, of Pillar Two legislation. The company assessed the impact for the six-month period ended 30 June 2024, and concluded the impact to be not material.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.